Long-Term Debt - Summary of Borrowings (Detail) - CAD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Drawings on the Bank Facility		$ 30,522
Drawings on the Asset-Based Facility		37,411	$ 84,369
Notes due		266,865	267,810
Deferred transaction costs	$ (2,942)	(3,376)	(2,467)
Borrowings	345,951	331,422	389,712
Current portion of long-term debt	4,735	0	40,000
Non-current portion of long-term debt	341,216	331,422	349,712
Drawings On Bank Facility [Member]
Disclosure of detailed information about borrowings [line items]
Drawings on the Bank Facility	51,359	30,522	84,369
Drawings On Asset Based Facility [Member]
Disclosure of detailed information about borrowings [line items]
Drawings on the Asset-Based Facility	27,029	37,411
Unsecured Notes Maturing On Twenty Second June Two Thousand And Twenty One [Member]
Disclosure of detailed information about borrowings [line items]
Notes due June 22, 2021			40,000
Senior Unsecured Notes Maturing On December Fifteenth Two Thousand And Twenty Four [Member]
Disclosure of detailed information about borrowings [line items]
Notes due	150,303	148,119	148,686
Senior Unsecured Notes Maturing On December Fifteenth Two Thousand And Twenty Seven [Member]
Disclosure of detailed information about borrowings [line items]
Notes due	$ 120,202	$ 118,746	$ 119,124